                                 HIGHMARK FUNDS

                              HIGHMARK EQUITY FUNDS

                               INCOME EQUITY FUND
                               VALUE MOMENTUM FUND
                                   GROWTH FUND
                              EMERGING GROWTH FUND


                                  RETAIL SHARES


--------------------------------------------------------------------------------
     SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                         FOR THE HIGHMARK EQUITY FUNDS
--------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997 FOR THE GROWTH FUND AND THE INCOME EQUITY FUND:


                                                                         INCOME
                                                      GROWTH FUND     EQUITY FUND
                                                         RETAIL          RETAIL
                                                         SHARES          SHARES
                                                         ------          ------
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                           4.50%            4.50%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                           0.00%            0.00%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                               0.00%            0.00%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                        0.00%            0.00%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(c)                                     $   0.00         $   0.00
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary                      0.57%            0.65%
      reduction)(d)
    12b-1 Fees (after voluntary                           0.00%(e)         0.00%(e)
      reduction)
    Other Expenses (after voluntary                       0.42%            0.44%
      reduction)(f)                                   --------         --------

    Total Fund Operating                                  0.99%            1.09%
      Expenses(g)                                     ========         ========

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                  ------      -------     -------      --------
Growth Fund
  Retail Shares                     $55         $75         $ 97         $161
Income Equity Fund
  Retail Shares                     $56         $78         $102         $172

         The purpose of the tables above is to assist an investor in the Equity Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Equity Funds on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of each Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) Reflects currently estimated Rule 12b-1 fees. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to a Fund's Retail Shares would be 0.25%. (See SERVICE ARRANGEMENTS--Distributor--The Distribution Plan in the Prospectus.)

(f) OTHER EXPENSES are based on that Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS-- Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES, as a percentage of average daily net assets, would be 0.67% for the Retail shares of the Growth Fund and 0.69% for the Retail shares of the Income Equity Fund.

(g)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.77% for the Retail Shares of the Growth Fund, and 1.59% for the Retail Shares of the Income Equity Fund.

         The table under "Sales Charges" on page 21 of the Prospectus is replaced in its entirety by the following table:

                                      SALES CHARGE AS                                     DEALER
                                      A PERCENTAGE OF       SALES CHARGE AS              ALLOWANCE
                                         NET AMOUNT         A PERCENTAGE OF         AS A PERCENTAGE OF
AMOUNT OF PURCHASE                        INVESTED       PUBLIC OFFERING PRICE    PUBLIC OFFERING PRICE
------------------                    ---------------    ---------------------    ---------------------
Less than $50,000..................        4.71%                  4.50%                    4.05%
$ 50,000 but less than
  $100,000.........................        3.63%                  3.50%                    3.15%
$100,000 but less than
  $250,000.........................        2.56%                  2.50%                    2.25%
$250,000 but less than
  $1,000,000 ......................        1.52%                  1.50%                    1.35%
$1,000,000 or more                         0.00%                  0.00%                    0.00%

         In the second paragraph under "SERVICE ARRANGEMENTS - Investment Advisor" on page 29 of the Prospectus, the first sentence is replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as each Fund's investment advisor, Union Bank of California receives a fee from each Equity Fund computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of each Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS-Administrator" on page 32 of the Prospectus, the final sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on pages 32 and 33 of the Prospectus, the final sentence is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK GROWTH FUND AND THE HIGHMARK INCOME EQUITY FUND WILL BE AS STATED IN THE PROSPECTUS.

                                 HIGHMARK FUNDS

                              HIGHMARK EQUITY FUNDS

                               INCOME EQUITY FUND
                               VALUE MOMENTUM FUND
                              BLUE CHIP GROWTH FUND
                                   GROWTH FUND
                              EMERGING GROWTH FUND


                                FIDUCIARY SHARES


--------------------------------------------------------------------------------
     SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                          FOR THE HIGHMARK EQUITY FUNDS
--------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997, FOR THE GROWTH FUND AND THE INCOME EQUITY FUND:

                                                                         INCOME
                                                        GROWTH FUND    EQUITY FUND
                                                         FIDUCIARY      FIDUCIARY
                                                          SHARES         SHARES
                                                        -----------    -----------
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                            0.00%          0.00%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                            0.00%          0.00%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                0.00%          0.00%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                         0.00%          0.00%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(c)                                      $   0.00       $   0.00
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary                       0.57%          0.65%
      reduction)(d)
    12b-1 Fees                                             0.00%          0.00%
    Other Expenses (after voluntary                        0.42%          0.44%
      reduction)(e)                                    --------       --------
    Total Fund Operating                                   0.99%          1.09%
      Expenses(f)                                      ========       ========

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                      ------      -------     -------     --------
Growth Fund
  Fiduciary Shares                      $10         $32         $55         $121
Income Equity Fund
  Fiduciary Shares                      $11         $35         $60         $133

         The purpose of the tables above is to assist an investor in the Equity Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Equity Funds on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of each Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) OTHER EXPENSES are based on that Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS-- Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES, as a percentage of average daily net assets, would be 0.67% for the Fiduciary Shares of the Growth Fund and 0.69% for the Fiduciary Shares of the Income Equity Fund.

(f)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.52% for the Fiduciary Shares of the Growth Fund and 1.34% for the Fiduciary Shares of the Income Equity Fund.


         In the second paragraph under "SERVICE ARRANGEMENTS-Investment Advisor" on page 23 of the Prospectus, the first sentence is replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as each Fund's investment advisor, Union Bank of California receives a fee from each Equity Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of each Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS-Administrator" on pages 25 and 26 of the Prospectus, the final sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on page 26 of the Prospectus, the final sentnece is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK GROWTH FUND AND THE HIGHMARK INCOME EQUITY FUND WILL BE AS STATED IN THE PROSPECTUS.

                                 HIGHMARK FUNDS

                             HIGHMARK BALANCED FUND



                                  RETAIL SHARES


--------------------------------------------------------------------------------
     SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                         FOR THE HIGHMARK BALANCED FUND
--------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997:



                                                                   BALANCED FUND
                                                                      RETAIL
                                                                      SHARES
                                                                   -------------
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         4.50%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0.00%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0.00%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                                      0.00%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(c)                                                   $   0.00
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary                                    0.60%
      reduction)(d)
    12b-1 Fees (after voluntary                                         0.00%(e)
      reduction)
    Other Expenses (after voluntary                                     0.40%
      reduction)(f)                                                 --------
    Total Fund Operating                                                1.00%
      Expenses(g)                                                   ========

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                      ------      -------     -------     --------
Retail  Shares                          $55         $75         $98        $162

         The purpose of the tables above is to assist an investor in the Balanced Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Balanced Fund on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor below, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of the Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) Reflects currently estimated Rule 12b-1 fees. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to the Fund's Retail Shares would be 0.25%. (See SERVICE ARRANGEMENTS--Distributor--The Distribution Plan in the Prospectus.)

(f) OTHER EXPENSES are based on the Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS-- Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES, as a percentage of average daily net assets, would be 0.65% for the Retail shares of the Balanced Fund.

(g)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.84% for the Retail Shares of the Balanced Fund.

         The table under "Sales Charges" on page 16 in the Prospectus is replaced in its entirety by the following table:

                                           SALES CHARGE AS                                 DEALER
                                           A PERCENTAGE OF      SALES CHARGE AS           ALLOWANCE
                                             NET AMOUNT         A PERCENTAGE OF       AS A PERCENTAGE OF
AMOUNT OF PURCHASE                            INVESTED       PUBLIC OFFERING PRICE  PUBLIC OFFERING PRICE
------------------                         ---------------   ---------------------  ---------------------
Less than $50,000 ....................          4.71%                 4.50%                  4.05%
$ 50,000 but less than
  $100,000 ...........................          3.63%                 3.50%                  3.15%
$100,000 but less than
  $250,000 ...........................          2.56%                 2.50%                  2.25%
$250,000 but less than
  $1,000,000 .........................          1.52%                 1.50%                  1.35%
$1,000,000 or more ...................          0.00%                 0.00%                  0.00%

         In the second paragraph under "SERVICE ARRANGEMENTS-The Advisor" on page 25 in the Prospectus, the first sentence is replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, Union Bank of California receives a fee from the Balanced Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of the Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS - Administrator" on page 26 in the Prospectus, the last sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on pages 26 and 27 of the Prospectus, the final sentence is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK BALANCED FUND WILL BE AS STATED IN THE PROSPECTUS.

                                HIGHMARK FUNDS

                             HIGHMARK BALANCED FUND

                               FIDUCIARY SHARES


     SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                         FOR THE HIGHMARK BALANCED FUND




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997:


                                         BALANCED FUND
                                           FIDUCIARY
                                            SHARES
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on             0.00%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on             0.00%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                 0.00%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage          0.00%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(c)                        $  0.00
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary        0.60%
      reduction)(d)
    12b-1 Fees                              0.00%
    Other Expenses (after voluntary         0.40%
      reduction)(e)                         ----
    Total Fund Operating                    1.00%
     Expenses(f)                            ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                         1 YEAR           3 YEARS         5 YEARS         10 YEARS
                                                         ------           -------         -------         --------
   Fiduciary Shares                                         $10              $32             $55            $122


         The purpose of the tables above is to assist an investor in the Balanced Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Balanced Fund on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor below, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of the Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) OTHER EXPENSES are based on the Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS--Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES, as a percentage of average daily net assets, would be 0.65% for the Fiduciary Shares of the Balanced Fund.

(f)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.59% for the Fiduciary Shares of the Balanced Fund.

         In the second paragraph under "SERVICE ARRANGEMENTS - The Advisor" on page 17 in the Prospectus, the first sentence is replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, Union Bank of California receives a fee from the Balanced Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of the Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS - Administrator" on page 18 in the Prospectus, the final sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on pages 18 and 19 of the Prospectus, the final sentence is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK
BALANCED FUND WILL BE AS STATED IN THE PROSPECTUS.

                                  HIGHMARK FUNDS

                           HIGHMARK FIXED INCOME FUNDS

                           INTERMEDIATE-TERM BOND FUND
                                    BOND FUND


                                  RETAIL SHARES



 SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997 FOR THE
                           HIGHMARK FIXED INCOME FUNDS


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997 FOR THE HIGHMARK BOND
FUND:

                                                                       BOND FUND
                                                                       ---------
SHAREHOLDER TRANSACTION EXPENSES(a)

 MAXIMUM SALES LOAD IMPOSED ON  PURCHASES (AS A                            3.00%
      PERCENTAGE OF OFFERING  PRICE)

  MAXIMUM SALES LOAD IMPOSED ON  REINVESTED                                0.00%
      DIVIDENDS (AS A PERCENTAGE  OF OFFERING PRICE)

  DEFERRED SALES LOAD (AS A PERCENTAGE OF ORIGINAL                         0.00%
      PURCHASE PRICE OR REDEMPTION PROCEEDS, AS APPLICABLE)

  REDEMPTION FEES (AS A PERCENTAGE OF AMOUNT                               0.00%
       REDEEMED, IF APPLICABLE) (b)

  EXCHANGE FEE (c)                                                         0.00%

ANNUAL OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)

  MANAGEMENT FEES (AFTER VOLUNTARY REDUCTION) (d)                          0.45%

  12B-1 FEES (AFTER VOLUNTARY REDUCTION)                                   0.00%(e)

  OTHER EXPENSES (AFTER VOLUNTARY REDUCTION) (f)                           0.47%
                                                                           -----
  TOTAL FUND OPERATING EXPENSES (g)                                        0.92%
                                                                           =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

  BOND FUND                                              1 YEAR           3 YEARS         5 YEARS      10 YEARS
  ---------                                              ------           -------         -------      --------
  Retail Shares                                            $ 39              $58             $79            $140



         The purpose of the tables above is to assist an investor in the Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of the Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) Reflects currently estimated Rule 12b-1 fees. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to the Fund's Retail Shares is 0.25%. (See SERVICE ARRANGEMENTS--Distributor--The Distribution Plan in the Prospectus.)

(f) OTHER EXPENSES are based on the Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS--Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES as a percentage of would be 0.72 for the Retail Shares of the Bond Fund.

(g)      Absent voluntary fee waivers, Total Fund Operating Expenses would be:
         1.82% for the Retail Shares of the Bond Fund.

         The Table under "Sales Charges" on page 18 of the Prospectus is replaced in its entirety by the following:

                                                     SALES CHARGE AS                                     DEALER
                                                     A PERCENTAGE OF         SALES CHARGE AS            ALLOWANCE
                                                       NET AMOUNT           A PERCENTAGE OF       AS A PERCENTAGE OF
AMOUNT OF PURCHASE                                     INVESTED           PUBLIC OFFERING PRICE  PUBLIC OFFERING PRICE
------------------                                     --------           ---------------------  ---------------------
Less than $50,000................................      3.09%                   3.00%                  2.70%
$ 50,000 but less than
  $100,000.......................................      2.56%                   2.50%                  2.25%
$100,000 but less than
  $250,000.......................................      2.04%                   2.00%                  1.80%
$250,000 but less than
  $1,000,000 ....................................      1.01%                   1.00%                  0.90%
$1,000,000 or more ..............................      0.00%                   0.00%                  0.00%


         In the second paragraph under "SERVICE ARRANGEMENTS - The Advisor" on page 27 in the Prospectus, the first sentence is removed and replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, Union Bank of California receives a fee from the Bond Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of the Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily assets.

         In the second paragraph under "SERVICE ARRANGEMENTS - Administrator" on page 28 in the Prospectus, the final sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on pages 28 and 29 of the Prospectus, the final sentence is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK BOND FUND WILL BE AS STATED IN THE PROSPECTUS.

                                 HIGHMARK FUNDS

                           HIGHMARK FIXED INCOME FUNDS

                           INTERMEDIATE-TERM BOND FUND
                                    BOND FUND
                           GOVERNMENT SECURITIES FUND

                                FIDUCIARY SHARES



 SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997 FOR THE
                          HIGHMARK FIXED INCOME FUNDS



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997, FOR THE HIGHMARK BOND
FUND:

                                                                       BOND FUND
                                                                       ---------

                                                                        Fiduciary
                                                                          Shares
                                                                          ------
SHAREHOLDER TRANSACTION EXPENSES(a)

  MAXIMUM SALES LOAD IMPOSED ON  PURCHASES (AS A                          0.00%
      PERCENTAGE OF OFFERING  PRICE)

  MAXIMUM SALES LOAD IMPOSED ON  REINVESTED                               0.00%
      DIVIDENDS (AS A PERCENTAGE  OF OFFERING PRICE)

  DEFERRED SALES LOAD (AS A PERCENTAGE OF ORIGINAL                        0.00%
      PURCHASE PRICE OR REDEMPTION PROCEEDS, AS APPLICABLE)

  REDEMPTION FEES (AS A PERCENTAGE OF AMOUNT                              0.00%
       REDEEMED, IF APPLICABLE) (b)

  EXCHANGE FEE (c)                                                        0.00%
ANNUAL OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)

  MANAGEMENT FEES (AFTER VOLUNTARY REDUCTION) (d)                         0.45%

  12B-1 FEES                                                              0.00%

  OTHER EXPENSES (AFTER VOLUNTARY REDUCTION) (e)                          0.47%
                                                                          -----

  TOTAL FUND OPERATING EXPENSES (f)                                       0.92%
                                                                          =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

  BOND FUND                                                1 YEAR           3 YEARS         5 YEARS      10 YEARS
  ---------                                                ------           -------         -------      --------
  Fiduciary Shares                                         $  9              $29             $51            $113


         The purpose of the tables above is to assist an investor in the Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES would be at an annual rate of 1.00% of the first $40 million of the Fund's average daily net assets and 0.60% of the Fund's remaining average daily net assets.

(e) OTHER EXPENSES are based on the Fund's estimated expenses for the current fiscal year. As indicated under SERVICE
         ARRANGEMENTS--Administrator in the Prospectus below, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES as a percentage of average daily net assets would be 0.72% for the Fiduciary Shares of the Bond Fund.

(f)      Absent voluntary fee waivers, Total Fund Operating Expenses would be:
         1.57% for the Fiduciary Shares of the Bond Fund.

         In the second paragraph under "SERVICE ARRANGEMENTS-The Advisor" on page 20 of the Prospectus, the first sentence is removed and replaced by the following sentence:

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, Union Bank of California receives a fee from the Bond Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the first $40 million of the Fund's average daily net assets and sixty one-hundredths of one percent (.60%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS-Administrator" on page 22 of the Prospectus, the final sentence is removed.

         In the paragraph under "SERVICE ARRANGEMENTS-Shareholder Service Plan" on page 23 of the Prospectus, the final sentence is removed and replaced with the following sentence:

         Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK BOND FUND WILL BE AS STATED IN THE PROSPECTUS.

                                 HIGHMARK FUNDS

                           HIGHMARK MONEY MARKET FUNDS

                          DIVERSIFIED MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                      100% U.S. TREASURY MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND


                                  RETAIL SHARES




     SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                      FOR THE HIGHMARK MONEY MARKET FUNDS

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

           THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997:

                                              DIVERSIFIED        U.S. GOVERNMENT       100%  U.S. TREASURY      CALIFORNIA TAX-FREE
                                           MONEY MARKET FUND       MONEY MARKET FUND      MONEY MARKET FUND       MONEY MARKET FUND
                                           -----------------       -----------------      -----------------       -----------------
                                                RETAIL               RETAIL                      RETAIL                RETAIL
                                                SHARE               SHARES                      SHARES                 SHARES
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)            0%                  0%                        0%                     0%
  Maximum Sales Load Imposed on Reinvested
    Dividends (as a percentage of offering
    price)                                         0%                  0%                        0%                     0%
  Deferred Sales Load (as a percentage
    of original purchase price or
    redemption proceeds, as applicable)            0%                  0%                        0%                     0%
  Redemption Fees (as a percentage of
    amount redeemed, if applicable(b)              0%                  0%                        0%                     0%
  Exchange Fee(c)
ANNUAL OPERATING EXPENSES                         $0                  $0                        $0                     $0
  (as a percentage of net assets)
    Management Fees (after voluntary
      reduction)                                  0.40%               0.40%                     0.40%                  0.25%(d)
    12b-1 Fees (after voluntary
      reduction)                                  0.01%(e)            0.03%(e)                  0.00%(e)               0.00%(e)
  Other Expenses (after voluntary
    reduction)(f)                                 0.36%               0.40%                     0.38%                  0.37%
                                                  ----                ----                      ----                   ----
         Total Fund Operating Expenses(g)         0.77%               0.83%                     0.78%                  0.62%
                                                  ====                ====                      ====                   ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                         1 YEAR           3 YEARS         5 YEARS      10 YEARS
                                                         ------           -------         -------      --------
Diversified Money Market Fund
  Retail Shares                                              $8              $25             $44            $ 98
U.S. Government Money Market Fund
  Retail Shares                                              $8              $26             $46            $103
100% U.S. Treasury Money Market Fund
  Retail Shares                                              $6              $20             $35            $ 77
California Tax-Free Money Market Fund
  Retail Shares                                              $6              $20             $35            $ 77


         The purpose of the tables above is to assist an investor in the Money Market Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Money Market Funds on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES as a percentage of average daily net assets would be 0.40%.

(e) Reflects currently estimated Rule 12b-1 fees. The maximum annual rate of distribution fees that may be imposed as a percentage of average daily net assets attributable to a Fund's Retail Shares is 0.25%. (See SERVICE ARRANGEMENTS-- Distributor--The Distribution Plan in the Prospectus.)

(f) OTHER EXPENSES are each Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS--Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES as a percentage of average daily net assets would be 0.61% for the Retail Shares of the Diversified Money Market, 0.65% for the Retail Shares of the U.S. Government Money Market Fund, 0.63% for the Retail Shares of the 100% U.S. Treasury Money Market Fund, and 0.62% for the Retail Shares of the California Tax-Free Money Market
         Fund.

(g) Absent voluntary fee reductions, Total Fund Operating Expenses would be: 1.26% for the Retail Shares of the Diversified Money Market Fund, 1.30% for the Retail Shares of the U.S. Government Money Market Fund, 1.28% for the Retail Shares of the 100% U.S. Treasury Money Market Fund, and 1.27% for the Retail Shares of the California Tax-Free Money Market Fund.

         In the second paragraph under "SERVICE ARRANGEMENTS -- The Advisor" on page 36 of the Prospectus the first sentence is removed and replaced with the following sentence:

         For the expenses assumed and services provided by the Advisor as each Fund's investment advisor, Union Bank of California receives a fee from each Money Market Fund, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the first $500 million of that Fund's average daily net assets, thirty-five one-hundredths of one percent (.35%) of the next $500 million of that Fund's average daily net assets, and thirty one-hundredths of one percent (.30%) of the Fund's remaining average daily net assets.

         In the second paragraph under "SERVICE ARRANGEMENTS -- Administrator" on page 37 of the Prospectus, the final sentence is removed.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK MONEY MARKET FUNDS WILL BE AS STATED IN THE PROSPECTUS.

                                 HIGHMARK FUNDS

                           HIGHMARK MONEY MARKET FUNDS

                          DIVERSIFIED MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                      100% U.S. TREASURY MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                                FIDUCIARY SHARES


 SUPPLEMENT DATED MARCH 28, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997 FOR THE
                          HIGHMARK MONEY MARKET FUNDS

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

           THE FOLLOWING FEES WILL BE IN EFFECT UNTIL APRIL 28, 1997:

                                                                                                   100%               CALIFORNIA
                                                DIVERSIFIED           U.S. GOVERNMENT        U.S. TREASURY            TAX-FREE
                                            MONEY MARKET FUND       MONEY MARKET FUND          MONEY MARKET FUND   MONEY MARKET FUND
                                                  FIDUCIARY              FIDUCIARY               FIDUCIARY             FIDUCIARY
                                                   SHARES                SHARES                   SHARES                SHARES
                                                   ------                ------                   ------                ------
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)               0%                  0%                        0%                      0%
  Maximum Sales Load Imposed on Reinvested
    Dividends (as a percentage of offering
    price)                                            0%                  0%                        0%                      0
  Deferred Sales Load (as a percentage
    of original purchase price or
    redemption proceeds, as applicable)               0%                  0%                        0%                      0%
  Redemption Fees (as a percentage of
    amount redeemed, if applicable(b)                 0%                  0%                        0%                      0%
  Exchange Fee(c)                                    $0                  $0                        $0                      $0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary
      reduction)                                     0.40%               0.40%                     0.40%                  0.25(d)
    12b-1 Fees
                                                        0%                  0%                        0%                      0%
  Other Expenses (after voluntary
    reduction)(e)                                    0.36%               0.40%                     0.38%                 0.37%
                                                     ----                ----                      ----                  ----

         Total Fund Operating Expenses(f)            0.76%               0.80%                     0.78%                 0.62%
                                                     ====                ====                      ====                  ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                         1 YEAR           3 YEARS         5 YEARS      10 YEARS
                                                         ------           -------         -------      --------
Diversified Money Market Fund
  Fiduciary Shares                                           $8              $24             $41          $ 92
U.S. Government Money Market Fund
  Fiduciary Shares                                           $8              $26             $44          $ 99
100% U.S. Treasury Money Market Fund
  Fiduciary Shares                                           $7              $23             $41          $ 91
California Tax-Free Money Market Fund
  Fiduciary Shares                                           $6              $20             $35          $ 77


         The purpose of the tables above is to assist an investor in the Money Market Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS in the Prospectus. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Money Market Funds on behalf of their customers may charge customers fees for services provided in connection with the investment.

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES in the Prospectus.)

(c) Certain entities (including Union Bank of California and its affiliates) may charge their customers fees with respect to exchanges effected on the customer's behalf.

(d) As indicated under SERVICE ARRANGEMENTS--Investment Advisor in the Prospectus, Union Bank of California may voluntarily reduce its advisory fee. Absent the voluntary reduction of investment advisory fees, MANAGEMENT FEES as a percentage of average daily net assets would be 0.40%.

(e) OTHER EXPENSES are each Fund's estimated expenses for the current fiscal year. As indicated under SERVICE ARRANGEMENTS--Administrator in the Prospectus, SEI Fund Resources may voluntarily reduce its administration fee. Absent all voluntary fee waivers, OTHER EXPENSES as a percentage of average daily net assets would be 0.61% for the Fiduciary Shares of the Diversified Money Market Fund, 0.65% for the Fiduciary Shares of the U.S. Government Money Market Fund, 0.63% for the Fiduciary Shares of the 100% U.S.Treasury Money Market Fund, and 0.62% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

(f) Absent voluntary fee reductions, Total Fund Operating Expenses would be: 1.01% for the Fiduciary Shares of the Diversified Money Market Fund, 1.05% for the Fiduciary Shares of the U.S. Government Money Market Fund, 1.03% for the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund, and 1.02% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

         In the second paragraph under "SERVICE ARRANGEMENTS - The Advisor" on page 31 of the Prospectus, the first sentence is removed and replaced with the following sentence:

         For the expenses assumed and services provided by the Advisor as each Fund's investment advisor, Union Bank of California receives a fee from each Money Market Fund, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the first $500 million of that Fund's average daily net assets, thirty-five one-hundredths of one percent (.35%) of the next $500 million of that Fund's average daily net assets, and thirty one-hundredths of one percent (.30%) of the Fund's remaining average daily net assets.

BEGINNING AT 9:00 A.M. ON APRIL 28, 1997, FEES FOR THE HIGHMARK BOND FUND WILL BE AS STATED IN THE PROSPECTUS.